CREDIT CARD AND LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2018
CREDIT CARD AND LOAN RECEIVABLES
CREDIT CARD AND LOAN RECEIVABLES

5. CREDIT CARD AND LOAN RECEIVABLES

The Company’s credit card and loan receivables are the only portfolio segment or class of financing receivables. Quantitative information about the components of credit card and loan receivables is presented in the table below:

	December 31,	December 31,
	2018	2017
	(In millions)
Principal receivables	$16,869.9	$17,705.1
Billed and accrued finance charges	898.3	887.0
Other	86.8	21.7
Total credit card and loan receivables	17,855.0	18,613.8
Less: Credit card receivables – restricted for securitization investors	13,418.3	14,293.9
Other credit card and loan receivables	$4,436.7	$4,319.9

Allowance for Loan Loss

The Company maintains an allowance for loan loss at a level that is appropriate to absorb probable losses inherent in credit card and loan receivables. The estimate of the allowance for loan loss covers uncollectible principal as well as unpaid interest and fees. The allowance for loan loss is evaluated monthly for appropriateness.

The following table presents the Company’s allowance for loan loss for the years indicated:

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Balance at beginning of year	$1,119.3	$948.0	$741.6
Provision for loan loss	1,016.0	1,140.1	940.5
Allowance associated with credit card and loan receivables transferred to held for sale	(54.8)	(27.9)	(31.1)
Change in estimate for uncollectible unpaid interest and fees	25.0	30.0	20.0
Recoveries	214.2	196.6	255.5
Principal charge-offs	(1,281.4)	(1,167.5)	(978.5)
Balance at end of year	$1,038.3	$1,119.3	$948.0

Net charge-offs include the principal amount of losses from credit cardholders unwilling or unable to pay their account balances, as well as bankrupt and deceased credit cardholders, less recoveries and exclude charged-off interest, fees and fraud losses. Charged-off interest and fees reduce finance charges, net while fraud losses are recorded as an expense. Credit card and loan receivables, including unpaid interest and fees, are charged-off in the month during which an account becomes 180 days contractually past due, except in the case of customer bankruptcies or death. Credit card and loan receivables, including unpaid interest and fees, associated with customer bankruptcies or death are charged-off in each month subsequent to 60 days after the receipt of notification of the bankruptcy or death, but in any case, not later than the 180-day contractual time frame.

The Company records the actual charge-offs for unpaid interest and fees as a reduction to finance charges, net. For the years ended December 31, 2018, 2017 and 2016, actual charge-offs for unpaid interest and fees were $803.1 million, $653.2 million and $511.7 million, respectively.

Delinquencies

A credit card account is contractually delinquent if the Company does not receive the minimum payment by the specified due date on the cardholder’s statement. It is the Company’s policy to continue to accrue interest and fee income on all credit card accounts beyond 90 days, except in limited circumstances, until the credit card account balance and all related interest and other fees are paid or charged-off, in the month during which an account becomes 180 days delinquent. When an account becomes delinquent, a message is printed on the credit cardholder’s billing statement requesting payment. After an account becomes 30 days past due, a proprietary collection scoring algorithm automatically scores the risk of the account becoming further delinquent. The collection system then recommends a collection strategy for the past due account based on the collection score and account balance and dictates the contact schedule and collections priority for the account. If the Company is unable to make a collection after exhausting all in-house collection efforts, the Company may engage collection agencies and outside attorneys to continue those efforts.

The following table presents the delinquency trends of the Company’s credit card and loan receivables portfolio:

	December 31,	% of	December 31,	% of
	2018	Total	2017	Total
	(In millions, except percentages)
Receivables outstanding - principal	$16,869.9	100.0%	$17,705.1	100.0%
Principal receivables balances contractually delinquent:
31 to 60 days	303.2	1.8%	301.5	1.7%
61 to 90 days	207.9	1.3	191.3	1.1
91 or more days	443.4	2.6	409.6	2.3
Total	$954.5	5.7%	$902.4	5.1%

The practice of re-aging an account may affect credit card loan delinquencies and charge-offs. A re-age of an account is intended to assist delinquent cardholders who have experienced financial difficulties but who demonstrate both an ability and willingness to repay the amounts due. Accounts meeting specific defined criteria are re-aged when the cardholder makes one or more consecutive payments aggregating a certain pre-defined amount of their account balance. With re-aging, the outstanding balance of a delinquent account is returned to a current status. For the years ended December 31, 2018, 2017 and 2016, the Company’s re-aged accounts represented 2.1%,  1.4% and 1.4%, respectively, of total credit card and loan receivables for each period and thus do not have a significant impact on the Company’s delinquencies or net charge-offs. The Company’s re-aging practices comply with regulatory guidelines.

Modified Credit Card Receivables

The Company holds certain credit card receivables for which the terms have been modified. The Company’s modified credit card receivables include credit card receivables for which temporary hardship concessions have been granted and credit card receivables in permanent workout programs. These modified credit card receivables include concessions consisting primarily of a reduced minimum payment and an interest rate reduction. The temporary programs’ concessions remain in place for a period no longer than twelve months, while the permanent programs remain in place through the payoff of the credit card receivables if the credit cardholder complies with the terms of the program. These concessions do not include the forgiveness of unpaid principal, but may involve the reversal of certain unpaid interest or fee assessments. In the case of the temporary programs, at the end of the concession period, credit card receivable terms revert to standard rates. These arrangements are automatically terminated if the customer fails to make payments in accordance with the terms of the program, at which time their account reverts back to its original terms.

Credit card receivables for which temporary hardship and permanent concessions were granted are each considered troubled debt restructurings and are collectively evaluated for impairment. Modified credit card receivables are evaluated at their present value with impairment measured as the difference between the credit card receivable balance and the discounted present value of cash flows expected to be collected. Consistent with the Company’s measurement of impairment of modified credit card receivables on a pooled basis, the discount rate used for credit card receivables is the average current annual percentage rate the Company applies to non-impaired credit card receivables, which approximates what would have been applied to the pool of modified credit card receivables prior to impairment. In assessing the appropriate allowance for loan loss, these modified credit card receivables are included in the general pool of credit card receivables with the allowance determined under the contingent loss model of ASC 450-20, “Loss Contingencies.” If the Company applied accounting under ASC 310-40, “Troubled Debt Restructurings by Creditors,” to the modified credit card receivables in these programs, there would not be a material difference in the allowance for loan loss.

The Company had $292.4 million and $260.2 million, respectively, as a recorded investment in impaired credit card receivables with an associated allowance for loan loss of $101.3 million and $56.1 million, respectively, as of December 31, 2018 and 2017. These modified credit card receivables represented less than 2% of the Company’s total credit card receivables as of both December 31, 2018 and 2017.

The average recorded investment in the impaired credit card receivables was $340.9 million and $230.4 million for the years ended December 31, 2018 and 2017, respectively.

Interest income on these modified credit card receivables is accounted for in the same manner as other accruing credit card receivables. Cash collections on these modified credit card receivables are allocated according to the same payment hierarchy methodology applied to credit card receivables that are not in such programs. The Company recognized $27.9 million, $19.7 million and $18.9 million for the years ended December 31, 2018, 2017 and 2016, respectively, in interest income associated with modified credit card receivables during the period that such credit card receivables were impaired.

The following tables provide information on credit card receivables that are considered troubled debt restructurings as described above, which entered into a modification program during the specified periods:

	Year Ended December 31, 2018			Year Ended December 31, 2017
		Pre-	Post-		Pre-	Post-
		modification	modification		modification	modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Restructurings	Balance	Balance	Restructurings	Balance	Balance
	(Dollars in millions)			(Dollars in millions)
Troubled debt restructurings – credit card receivables	501,906	$621.4	$620.7	201,772	$261.1	$260.7

The tables below summarize troubled debt restructurings that have defaulted in the specified periods where the default occurred within 12 months of their modification date:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Number of	Outstanding	Number of	Outstanding
	Restructurings	Balance	Restructurings	Balance
(Dollars in millions)
Troubled debt restructurings that subsequently defaulted – credit card receivables	293,591	$340.5	98,863	$120.0

Age of Credit Card and Loan Receivable Accounts

The following tables set forth, as of December 31, 2018 and 2017, the number of active credit card and loan receivable accounts with balances and the related principal balances outstanding, based upon the age of the active credit card and loan receivable accounts from origination:

	December 31, 2018
				Percentage of
	Number of	Percentage of	Principal	Principal
	Active Accounts	Active Accounts	Receivables	Receivables
Age of Accounts Since Origination	with Balances	with Balances	Outstanding	Outstanding
	(In millions, except percentages)
0-12 Months	6.5	26.7%	$4,099.9	24.3%
13-24 Months	4.2	17.1	2,887.8	17.1
25-36 Months	3.1	13.0	2,428.9	14.4
37-48 Months	2.2	9.1	1,795.0	10.7
49-60 Months	1.7	7.1	1,367.2	8.1
Over 60 Months	6.5	27.0	4,291.1	25.4
Total	24.2	100.0%	$16,869.9	100.0%

	December 31, 2017
				Percentage of
	Number of	Percentage of	Principal	Principal
	Active Accounts	Active Accounts	Receivables	Receivables
Age of Accounts Since Origination	with Balances	with Balances	Outstanding	Outstanding
	(In millions, except percentages)
0-12 Months	7.4	27.3%	$4,110.0	23.2%
13-24 Months	4.5	16.4	3,011.3	17.0
25-36 Months	3.2	11.7	2,357.1	13.3
37-48 Months	2.4	8.8	1,837.0	10.4
49-60 Months	1.7	6.3	1,280.8	7.2
Over 60 Months	8.1	29.5	5,108.9	28.9
Total	27.3	100.0%	$17,705.1	100.0%

Credit Quality

The Company uses proprietary scoring models developed specifically for the purpose of monitoring the Company’s obligor credit quality. The proprietary scoring models are used as a tool in the underwriting process and for making credit decisions. The proprietary scoring models are based on historical data and require various assumptions about future performance, which the Company updates periodically. Information regarding customer performance is factored into these proprietary scoring models to determine the probability of an account becoming 91 or more days past due at any time within the next 12 months. Obligor credit quality is monitored at least monthly during the life of an account. The following table reflects the composition of the Company’s credit card and loan receivables by obligor credit quality as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
		Percentage of		Percentage of
	Total Principal	Principal	Total Principal	Principal
Probability of an Account Becoming 91 or More Days Past	Receivables	Receivables	Receivables	Receivables
Due or Becoming Charged-off (within the next 12 months)	Outstanding	Outstanding	Outstanding	Outstanding
	(In millions, except percentages)
No Score	$249.0	1.5%	$210.6	1.2%
27.1% and higher	1,394.0	8.2	1,330.5	7.5
17.1% - 27.0%	770.1	4.6	850.5	4.8
12.6% - 17.0%	1,047.6	6.2	1,137.7	6.4
3.7% - 12.5%	6,877.6	40.8	7,449.7	42.1
1.9% - 3.6%	3,060.7	18.1	3,286.9	18.6
Lower than 1.9%	3,470.9	20.6	3,439.2	19.4
Total	$16,869.9	100.0%	$17,705.1	100.0%

Transfer of Financial Assets

The Company originated loan receivables under one previous client agreement, and after origination, these loan receivables were sold to the client at par value plus accrued interest. These transfers qualified for sale treatment as they met the conditions established in ASC 860-10, “Transfers and Servicing.” Following the sale, the client owned the loan receivables, assumed the risk of loss in the event of loan defaults and was responsible for all servicing functions related to the loan receivables. Effective July 2, 2018, the Company no longer originates loan receivables for this client. The loan receivables originated by the Company that had not yet been sold to the client were $0.0 million and $126.9 million at December 31, 2018 and 2017, respectively, and were included in credit card and loan receivables held for sale in the Company’s consolidated balance sheets and carried at the lower of cost or fair value. The carrying value of these loan receivables approximated fair value due to the short duration between the date of origination and sale. Originations and sales of these loan receivables held for sale were reflected as operating activities in the Company’s consolidated statements of cash flows.

Portfolios Held for Sale

The Company has certain credit card portfolios held for sale, which are carried at the lower of cost or fair value, and were $1,951.6 million and $899.4 million as of December 31, 2018 and 2017, respectively.

During the year ended December 31, 2018, the Company transferred 11 credit card portfolios totaling approximately $2.3 billion into credit card and loan receivables held for sale. The portfolios were transferred at the net carrying amount, which approximates the lower of cost or fair value and which is the measurement basis until the sale of the portfolios. The Company recorded valuation adjustments of $101.6 million to reduce the value of certain portfolios within credit card and loan receivables held for sale for the year ended December 31, 2018.

During the year ended December 31, 2018, the Company sold six credit card portfolios for cash consideration of approximately $1,153.5 million and recognized approximately $29.2 million in net gains on the transactions as follows:

•	In June 2018, the Company sold one credit card portfolio for final cash consideration of approximately $55.4 million and recognized a de minimis gain on the transaction.
•

In October 2018, the Company sold two credit card portfolios for preliminary cash consideration of approximately $246.4 million, subject to customary sale price adjustments, and recognized approximately $4.6 million in gains on the transactions.

•

In December 2018, the Company sold three credit card portfolios for preliminary cash consideration of approximately $851.7 million, subject to customary sale price adjustments, and recognized approximately $24.5 million in net gains on the transactions.

During the year ended December 31, 2017, the Company transferred seven credit card portfolios and one loan portfolio totaling approximately $1.4 billion into credit card and loan receivables held for sale. The portfolios were transferred at the net carrying amount, which approximates the lower of cost or fair value and which is the measurement basis until the sale of the portfolios. The Company received cash consideration of approximately $797.7 million from the sale of two credit card and loan portfolios, and the Company recognized total gains of $23.3 million for the year ended December 31, 2017.

Portfolio Acquisitions

During the year ended December 31, 2017, the Company acquired approximately $906.3 million of credit card receivables in connection with the Signet acquisition. For more information, see Note 4, “Acquisitions.”

Securitized Credit Card Receivables

The Company regularly securitizes its credit card receivables through its credit card securitization trusts, consisting of the WFN Trusts and the WFC Trust. The Company continues to own and service the accounts that generate credit card receivables held by the WFN Trusts and the WFC Trust. In its capacity as a servicer, each of the respective banks earns a fee from the WFN Trusts and the WFC Trust to service and administer the credit card receivables, collect payments and charge-off uncollectible receivables. These fees are eliminated and therefore are not reflected in the consolidated statements of income for the years ended December 31, 2018, 2017 and 2016.

The WFN Trusts and the WFC Trust are VIEs and the assets of these consolidated VIEs include certain credit card receivables that are restricted to settle the obligations of those entities and are not expected to be available to the Company or its creditors. The liabilities of the consolidated VIEs include non-recourse secured borrowings and other liabilities for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

During the initial phase of a securitization reinvestment period, the Company generally retains principal collections in exchange for the transfer of additional credit card receivables into the securitized pool of assets. During the amortization or accumulation period of a securitization, the investors’ share of principal collections (in certain cases, up to a maximum specified amount each month) is either distributed to the investors or held in an account until it accumulates to the total amount due, at which time it is paid to the investors in a lump sum.

The Company is required to maintain minimum interests ranging from 4% to 10% of the securitized credit card receivables. This requirement is met through seller’s interest and is supplemented through excess funding deposits. Excess funding deposits represent cash amounts deposited with the trustee of the securitizations.

Cash collateral, restricted deposits are generally released proportionately as investors are repaid, although some cash collateral, restricted deposits are released only when investors have been paid in full. None of the cash collateral, restricted deposits were required to be used to cover losses on securitized credit card receivables in the years ended December 31, 2018, 2017 and 2016, respectively.

The tables below present quantitative information about the components of total securitized credit card receivables, delinquencies and net charge-offs:

	December 31,	December 31,
	2018	2017
	(In millions)
Total credit card receivables – restricted for securitization investors	$13,418.3	$14,293.9
Principal amount of credit card receivables – restricted for securitization investors, 91 days or more past due	$301.6	$295.0

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net charge-offs of securitized principal	$927.0	$741.1	$583.8